OTHER RESERVES - Schedule of Foreign Currency Translation Reserve (Details) - Reserve of change in value of foreign currency basis spreads - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation reserve
At 1 January	£ (159)	£ (176)	£ (164)
Currency translation differences arising in the year	(39)	4	(12)
At 31 December	(198)	(159)	(176)
Pre-tax
Foreign currency translation reserve
Net income statement transfers	£ 0	£ 13	£ 0